Organization and Business Description	6 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Golden Sun Education Group Limited (“Golden Sun”) is a holding company that was incorporated under the laws of Cayman Islands on September 20, 2018. Golden Sun, through its PRC subsidiaries (collectively, “the Company”), is primarily engaged in the provision of education and management services in People’s Republic of China (“China” or “PRC”). The Company offers foreign language tutorial services and other education training management services. Beginning in 2023, the Company planned to expand into the healthcare industry and established the following subsidiaries: (a) Shanghai Fuyouyuan Health Technology Limited, which was incorporated on March 7, 2023, and the Company effectively controls 52% of its equity interest, with the remaining equity interest controlled by Mr. Liming Xu, who is a director of the Company and a relative of Mr. Xueyuan Weng, the CEO and controlling shareholder of the Company, (b) CF (HK) HEALTH TECHNOLOGY LIMITED, which was incorporated on April 3, 2023 and is 100% owned by the Company, and (c) Shanghai Jinheyu Biological Science Technology Limited (“Jinheyu”), which was incorporated on August 15, 2023, and the Company owns 51% of its equity interest, with the remaining 49% equity interest owned by two independent shareholders. For the six months ended March 31, 2023, these new subsidiaries did not generate any revenue.

As of March 31, 2023, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities

Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”)	September 15, 2017	PRC	100%	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”)	February 20, 2012	PRC	85%	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”)	December 11, 2012	PRC	100%	Tutorial service
Hangzhou Jicai Tutorial School Co., Ltd (“Hangzhou Jicai”)	April 10, 2017	PRC	100%	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) *	March 13, 2001	PRC	100%	Tutorial service
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”)	February 6, 2004	PRC	80%	Tutorial service
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”)	December 12, 2019	PRC	100%	Educational training service
Shanghai Fuyouyuan Health Technology Limited (“Fuyouyuan”)	March 7, 2023	PRC	52%	Health business

*

Due to the fact that Shanghai Jicai had no business activities, the Board of Directors approved to close Shanghai Jicai on September 7, 2023. This closure did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.

As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries. Xueyuan Wen, CEO, and the Chairman of the Board of Directors of the Company, is the ultimate controlling shareholder of the Company.

Reorganization

A Reorganization of the Company’s legal structure was completed in June 2019. The Reorganization involved the following: (i) the formation of Golden Sun  Hong Kong and a wholly owned foreign entity (“WFOE”), Golden Sun Wenzhou; (ii) the transfer of CEO’s equity interest in Gongyu Education to WFOE; (iii) the transfer of CEO’s equity interest in Xianjin Technology to Gongyu Education; and (iv) the signing of contractual arrangements between Golden Sun Wenzhou and Wenzhou City Ouhai District Art School (“Ouhai Art School”) and its respective shareholders. Before and after the Reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholders, and therefore the Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On April 27, 2015, the Company, through its wholly-owned subsidiary, Shanghai Golden Sun Education Group Co., Limited (“Golden Sun Shanghai”), entered into an entrustment agreement (“Entrustment Agreement”) with Wenzhou City Longwan District Chongwen Middle School (“Chongwen Middle School”) and CEO for the period from September 1, 2015 to August 31, 2023, which may be renewed for an additional seven years. Pursuant to the Entrustment Agreement, Golden Sun Shanghai had the exclusive right to control the operations of Chongwen Middle School, including making operational and financial decisions. In return, the Company was entitled to receive the residual return from Chongwen Middle School’s operation and at the same time to bear the risk of loss from the operation. The sponsors of Chongwen Middle School had the right to receive a fixed amount of return on annual basis. Pursuant to the amendment to the Entrustment Agreement on March 1, 2021, sponsors of Chongwen Middle School no longer received a fixed amount of return on annual basis from fiscal year 2021 and Golden Sun Shanghai was entitled to receive all the residual return from Chongwen Middle School’s operation.

On March 1, 2019, the Company, through its WFOE, entered into a series contractual arrangements with the owners of Ouhai Art School with a term of 10 years with preferred renewal rights. These agreements include a Shareholders’ Voting Rights Proxy Agreement, an Executive Call Option Agreement, Equity Pledge Agreements and an Exclusive Business Cooperation Agreement. Pursuant to the contractual arrangements, WFOE has the exclusive right to control the operations of Ouhai Art School.

On September 1, 2021, the revised Implementing Regulation became effective. The revised Implementing Regulation prohibits private schools that provide compulsory education to be controlled by means of agreements or to enter into any transactions with any related parties. In order to become compliant with the revised Implementing Regulation, in September 2021, the Company divested its operations of the private schools controlled through contractual arrangements. As of September 30, 2021, neither the Company nor any of its subsidiaries controlled or received economic benefits from any private schools that provided compulsory education.